SCHEDULE OF INVESTMENTS

Delaware Ivy High Income Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Integrated Telecommunication Services – 1.1%
Frontier Communications Corp.(A)	1,457	$42,957

Total Communication Services - 1.1%		42,957
Consumer Discretionary

Apparel Retail – 0.2%
True Religion Apparel, Inc.(A)(B)(C)(D)(E)	—*	9,569

Casinos & Gaming – 1.1%
New Cotai Participation Corp., Class B(A)(B)(D)(E)	20,316	25,985
Studio City International Holdings Ltd. ADR(A)	2,268	12,088
Studio City International Holdings Ltd. ADR(A)(B)	934	4,980
		43,053
Education Services – 1.7%
Laureate Education, Inc., Class A	5,108	62,521

Total Consumer Discretionary - 3.0%		115,143
Consumer Staples

Food Distributors – 0.0%
ASG Warrant Corp.(A)(B)(C)(D)(E)	20	—*

Total Consumer Staples - 0.0%		—*
Energy

Coal & Consumable Fuels – 0.7%
Foresight Energy L.P.(A)(B)(D)(E)	1,117	25,801
Westmoreland Coal Co.(A)(C)	212	535
		26,336
Oil & Gas Drilling – 0.4%
KCA Deutag UK Finance plc(A)(C)	164	14,598
Vantage Drilling Co., Units(A)	5	34
		14,632
Oil & Gas Equipment & Services – 0.1%
Larchmont Resources LLC(A)(B)(C)(D)(E)	18	1,679

Oil & Gas Exploration & Production – 0.0%
Sabine Oil & Gas Corp.(A)(B)(C)	5	10

Total Energy - 1.2%		42,657
Financials

Specialized Finance – 0.1%
Maritime Finance Co. Ltd.(A)(B)(C)(D)(E)	1,750	4,668

Total Financials - 0.1%		4,668

Industrials

Air Freight & Logistics – 0.0%
BIS Industries Ltd.(A)(B)(C)(D)(E)	19,683	—*

Total Industrials - 0.0%		—*

TOTAL COMMON STOCKS – 5.4%		$205,425
(Cost: $432,426)

PREFERRED STOCKS
Consumer Discretionary

Apparel Retail – 0.1%

True Religion Apparel, Inc.(A)(B)(C)(D)	—*	2,050

Total Consumer Discretionary - 0.1%		2,050
Energy

Oil & Gas Exploration & Production – 1.3%
Targa Resources Corp., 9.500%(A)(B)	47	50,661

Total Energy - 1.3%		50,661

TOTAL PREFERRED STOCKS – 1.4%		$52,711
(Cost: $59,203)

WARRANTS
Oil & Gas Exploration & Production – 0.0%
California Resources Corp., expires 10-27-24(F)	40	499

TOTAL WARRANTS – 0.0%		$499
(Cost: $3,503)

CORPORATE DEBT SECURITIES	Principal
Communication Services

Advertising – 2.0%
Advantage Sales & Marketing, Inc., 6.500%, 11-15-28(G)	$27,779	29,145
Centerfield Media Holdings LLC, 6.625%, 8-1-26(G)	7,389	7,415
Midas OpCo Holdings LLC, 5.625%, 8-15-29(G)	36,931	37,867
		74,427
Broadcasting – 1.6%
Clear Channel International B.V., 6.625%, 8-1-25(G)	2,812	2,927
Clear Channel Outdoor Holdings, Inc.:
5.125%, 8-15-27(G)	30,428	31,523
7.750%, 4-15-28(G)	9,444	10,120
7.500%, 6-1-29(G)	12,343	13,197
		57,767
Cable & Satellite – 6.3%
Altice Financing S.A., 5.750%, 8-15-29(G)	25,860	25,641
Altice France Holding S.A., 6.000%, 2-15-28(G)	33,946	32,480
Altice France S.A.:
5.125%, 7-15-29(G)	11,143	10,889
5.500%, 10-15-29(G)	5,739	5,663
CSC Holdings LLC:
5.750%, 1-15-30(G)	7,623	7,610

4.500%, 11-15-31(G)	7,627	7,544
5.000%, 11-15-31(G)	11,141	10,753
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 5.875%, 8-15-27(G)	14,375	14,737
DISH DBS Corp.:
7.750%, 7-1-26	17,979	18,991
7.375%, 7-1-28	3,751	3,804
5.125%, 6-1-29	15,477	14,109
LCPR Senior Secured Financing Designated Activity Co., 5.125%, 7-15-29(G)	4,350	4,378
Ligado Networks LLC (15.500% Cash or 15.500% PIK), 15.500%, 11-1-23(G)(H)	36,078	28,341
Ligado Networks LLC (17.500% Cash or 17.500% PIK), 17.500%, 5-1-24(G)(H)	2,793	1,230
Telesat Canada and Telesat LLC:
5.625%, 12-6-26(G)	29,713	27,934
6.500%, 10-15-27(G)	5,107	3,968
VTR Comunicaciones S.p.A., 4.375%, 4-15-29(G)	14,811	14,685
VTR Finance B.V., 6.375%, 7-15-28(G)	5,206	5,422
		238,179
Integrated Telecommunication Services – 5.0%
Cablevision Lightpath LLC, 5.625%, 9-15-28(G)	6,115	6,037
Consolidated Communications, Inc.:
5.000%, 10-1-28(G)	5,170	5,230
6.500%, 10-1-28(G)	11,251	11,954
Frontier Communications Corp.:
5.875%, 10-15-27(G)	1,655	1,753
6.750%, 5-1-29(G)	15,295	15,930
5.875%, 11-1-29	5,790	5,798
Frontier Communications Holdings LLC, 6.000%, 1-15-30(G)	3,564	3,588
Northwest Fiber LLC, 10.750%, 6-1-28(G)	6,401	6,986
Northwest Fiber LLC and Nortwest Fiber Finance Sub, Inc., 6.000%, 2-15-28(G)(I)	7,848	7,704
West Corp., 8.500%, 10-15-25(G)(I)	92,721	91,427
Windstream Escrow LLC, 7.750%, 8-15-28(G)	30,792	32,700
		189,107
Interactive Media & Services – 0.3%
Cars.com, Inc., 6.375%, 11-1-28(G)	11,085	11,821

Movies & Entertainment – 1.4%
Premier Entertainment Sub LLC and Premier Entertainment Finance Corp.:
5.625%, 9-1-29(G)	33,263	33,050
5.875%, 9-1-31(G)	19,968	20,068
		53,118

Wireless Telecommunication Service – 4.5%
Digicel Group Ltd., 8.750%, 5-25-24(G)	8,139	8,361
Digicel Group Ltd. (5.000% Cash and 3.000% PIK), 8.000%, 4-1-25(G)(H)	7,001	6,492
Digicel Group Ltd. (7.000% Cash or 7.000% PIK), 7.000%, 10-1-68(G)(H)	3,336	2,906
Digicel International Finance Ltd.:
8.750%, 5-25-24(G)	51,789	53,203
8.000%, 12-31-26(G)(I)	7,324	7,170
Digicel International Finance Ltd. (6.000% Cash and 7.000% PIK), 13.000%, 12-31-25(G)(H)	4,281	4,415
Digicel International Finance Ltd. (8.000% Cash and 2.000% PIK or 10.000% PIK), 10.000%, 4-1-24(H)	38,006	38,047
Digicel Ltd., 6.750%, 3-1-23(G)	51,014	49,358
		169,952
Total Communication Services - 21.1%		794,371
Consumer Discretionary

Apparel Retail – 0.6%
Victoria’s Secret & Co., 4.625%, 7-15-29(G)	20,339	20,828

Automotive Retail – 1.3%
Asbury Automotive Group, Inc.:
4.500%, 3-1-28	12,173	12,434
4.625%, 11-15-29(G)	366	373
4.750%, 3-1-30	12,624	12,848
5.000%, 2-15-32(G)	366	380
Ken Garff Automotive LLC, 4.875%, 9-15-28(G)	3,703	3,713
Lithia Motors, Inc.:
3.875%, 6-1-29(G)	7,732	7,906
4.375%, 1-15-31(G)	5,922	6,331
Sonic Automotive, Inc.:
4.625%, 11-15-29(G)	3,678	3,719
4.875%, 11-15-31(G)	3,678	3,719
		51,423
Casinos & Gaming – 0.7%
Everi Holdings, Inc., 5.000%, 7-15-29(G)	7,399	7,485
Golden Nugget, Inc., 6.750%, 10-15-24(G)	18,005	18,028
		25,513
Education Services – 1.1%
Adtalem Global Education, Inc., 5.500%, 3-1-28(G)	44,418	43,481

Hotels, Resorts & Cruise Lines – 2.1%
Boyne USA, Inc., 4.750%, 5-15-29(G)	3,714	3,832
Carnival Corp.:
10.500%, 2-1-26(G)	1,803	2,060
7.625%, 3-1-26(G)	3,693	3,876
5.750%, 3-1-27(G)	16,988	17,014
9.875%, 8-1-27(G)	7,429	8,497
NCL Corp. Ltd.:
12.250%, 5-15-24(G)	8,928	10,589
10.250%, 2-1-26(G)	5,808	6,761
5.875%, 3-15-26(G)	3,694	3,682
Royal Caribbean Cruises Ltd., 5.500%, 4-1-28(G)	22,282	22,578
		78,889
Internet & Direct Marketing Retail – 1.1%
Arches Buyer, Inc.:
4.250%, 6-1-28(G)	22,177	22,206

6.125%, 12-1-28(G)	18,049	18,187
		40,393
Leisure Facilities – 0.5%
Legends Hospitality Holding Co. LLC, 5.000%, 2-1-26(G)	2,216	2,230
Live Nation Entertainment, Inc., 4.750%, 10-15-27(G)	13,101	13,481
		15,711
Leisure Products – 0.8%
MajorDrive Holdings IV LLC, 6.375%, 6-1-29(G)	29,962	29,030

Specialized Consumer Services – 1.2%
Nielsen Finance LLC and Nielsen Finance Co.:
5.625%, 10-1-28(G)	11,107	11,487
5.875%, 10-1-30(G)	9,256	9,786
StoneMor, Inc., 8.500%, 5-15-29(G)	23,667	24,483
		45,756
Specialty Stores – 5.7%
Bed Bath & Beyond, Inc., 5.165%, 8-1-44(I)	8,868	7,379
Magic MergerCo, Inc.:
5.250%, 5-1-28(G)	13,002	13,029
7.875%, 5-1-29(G)	31,538	31,119
Party City Holdings, Inc., 8.750%, 2-15-26(G)	5,106	5,277
Party City Holdings, Inc. (5.000% Cash and 5.000% PIK), 10.000%, 8-15-26(G)(H)	1,341	1,401
PetSmart, Inc. and PetSmart Finance Corp.:
4.750%, 2-15-28(G)	18,447	18,965
7.750%, 2-15-29(G)	4,132	4,495
Staples, Inc.:
7.500%, 4-15-26(G)	94,192	96,905
10.750%, 4-15-27(G)	40,861	38,554
		217,124
Total Consumer Discretionary - 15.1%		568,148
Consumer Staples

Food Distributors – 0.6%
Performance Food Group, Inc., 4.250%, 8-1-29(G)	23,659	23,509

Packaged Foods & Meats – 0.9%
Pilgrim’s Pride Corp., 4.250%, 4-15-31(G)	17,908	18,831
Post Holdings, Inc., 4.500%, 9-15-31(G)	7,375	7,332
Simmons Foods, Inc., 4.625%, 3-1-29(G)	7,408	7,309
		33,472
Total Consumer Staples - 1.5%		56,981
Energy

Oil & Gas Drilling – 0.3%
KCA Deutag UK Finance plc: 9.875%, 12-1-25	9,705	10,497
		10,497
Oil & Gas Equipment & Services – 0.1%
Nine Energy Service, Inc., 8.750%, 11-1-23(G)	11,591	5,405

Oil & Gas Exploration & Production – 3.3%
Antero Resources Corp., 5.375%, 3-1-30(G)	3,093	3,312
Ascent Resources Utica Holdings LLC and ARU Finance Corp.:

7.000%, 11-1-26(G)	8,882	9,015
8.250%, 12-31-28(G)	741	774
5.875%, 6-30-29(G)	3,695	3,560
Bellatrix Exploration Ltd., 8.500%, 9-11-23(E)(J)	6,693	—*
Bellatrix Exploration Ltd. (3.000% Cash and 9.500% PIK), 9.500%, 12-15-23(E)(H)(J)	7,293	—*
California Resources Corp., 7.125%, 2-1-26(G)	2,227	2,316
Chesapeake Escrow Issuer LLC:
5.500%, 2-1-26(G)	7,380	7,776
5.875%, 2-1-29(G)	5,535	5,929
Colgate Energy Partners III LLC, 5.875%, 7-1-29(G)	2,957	3,050
Crownrock L.P., 5.625%, 10-15-25(G)	27,535	28,187
CrownRock L.P. and CrownRock Finance, Inc., 5.000%, 5-1-29(G)	3,713	3,858
Laredo Petroleum, Inc.:
9.500%, 1-15-25	22,631	23,107
10.125%, 1-15-28(I)	15,088	15,842
Murphy Oil Corp., 6.375%, 7-15-28	2,957	3,147
Range Resources Corp., 8.250%, 1-15-29	738	824
Vine Energy Holdings LLC, 6.750%, 4-15-29	14,900	16,193
		126,890
Oil & Gas Refining & Marketing – 2.0%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	8,071	7,959
9.000%, 4-1-25(G)	1,481	1,601
Comstock Resources, Inc.:
6.750%, 3-1-29(G)	17,116	18,593
5.875%, 1-15-30(G)	8,866	9,102
CVR Energy, Inc., 5.250%, 2-15-25(G)	7,113	6,872
PBF Holding Co. LLC, 9.250%, 5-15-25(G)	33,323	31,735
		75,862
Oil & Gas Storage & Transportation – 1.5%
Crestwood Midstream Partners L.P.:
5.750%, 4-1-25	3,691	3,778
5.625%, 5-1-27(G)	7,419	7,566
6.000%, 2-1-29(G)	1,476	1,535
Genesis Energy L.P. and Genesis Energy Finance Corp.:
8.000%, 1-15-27	20,103	20,740
7.750%, 2-1-28	13,050	13,166
Hess Midstream Operations L.P., 4.250%, 2-15-30(G)	2,955	2,938
Rattler Midstream L.P., 5.625%, 7-15-25(G)	7,438	7,743
		57,466
Total Energy - 7.2%		276,120
Financials

Insurance Brokers – 3.1%
Ardonagh Midco 2 plc, 11.500%, 1-15-27(G)	35,975	40,229
NFP Corp., 6.875%, 8-15-28(G)	77,219	77,557
		117,786
Investment Banking & Brokerage – 0.5%
INTL FCStone, Inc., 8.625%, 6-15-25(G)	18,625	19,804

Property & Casualty Insurance – 1.0%
Highlands Holdings Bond Issuer Ltd. and Highlands Holdings Bond Co-Issuer, Inc. (7.625% Cash or 8.375% PIK), 7.625%, 10-15-25(G)(H)	19,257	20,433
Hub International Ltd., 5.625%, 12-1-29(G)	17,975	18,546
		38,979
Specialized Finance – 1.8%
BCPE Cycle Merger Sub II, Inc., 10.625%, 7-15-27(G)	38,595	39,212
Compass Group Diversified Holdings LLC, 5.250%, 4-15-29(G)	29,618	31,078
		70,290
Thrifts & Mortgage Finance – 0.8%
Provident Funding Associates L.P. and PFG Finance Corp., 6.375%, 6-15-25(G)	29,262	29,822

Total Financials - 7.2%		276,681
Health Care

Health Care Facilities – 0.4%
Tenet Healthcare Corp., 4.375%, 1-15-30(G)	16,530	16,776

Health Care Services – 0.7%
Heartland Dental LLC, 8.500%, 5-1-26(G)	8,941	9,240
ModivCare Escrow Issuer, Inc., 5.000%, 10-1-29(G)	15,698	16,056
		25,296
Health Care Supplies – 0.7%
Mozart Debt Merger Sub, Inc.:
3.875%, 4-1-29(G)	22,131	22,097
5.250%, 10-1-29(G)	3,924	3,986
		26,083
Pharmaceuticals – 1.0%
P&L Development LLC and PLD Finance Corp., 7.750%, 11-15-25(G)	22,970	23,022
Par Pharmaceutical, Inc., 7.500%, 4-1-27(G)	16,977	17,375
		40,397
Total Health Care - 2.8%		108,552
Industrials

Aerospace & Defense – 3.4%
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
5.500%, 11-15-27	37,552	38,745
4.625%, 1-15-29	7,388	7,377
Wolverine Escrow LLC:
8.500%, 11-15-24(G)(I)	32,771	30,429
9.000%, 11-15-26(G)(I)	50,404	47,940
13.125%, 11-15-27(G)	4,540	2,912
		127,403
Building Products – 0.1%
CP Atlas Buyer, Inc., 7.000%, 12-1-28(G)	5,339	5,320

Diversified Support Services – 1.6%
Ahern Rentals, Inc., 7.375%, 5-15-23(G)	20,526	19,628
Deluxe Corp., 8.000%, 6-1-29(G)	9,665	10,114
Nesco Holdings II, Inc., 5.500%, 4-15-29(G)	22,390	23,157

PECF USS Intermediate Holding III Corp., 8.000%, 11-15-29(G)	5,590	5,797
		58,696
Security & Alarm Services – 0.3%
Prime Security Services Borrower LLC and Prime Finance, Inc., 6.250%, 1-15-28(G)	11,319	11,820

Total Industrials - 5.4%		203,239
Information Technology

Application Software – 2.3%
J2 Global, Inc., 4.625%, 10-15-30(G)	4,444	4,566
Kronos Acquisition Holdings, Inc. and KIK Custom Products, Inc.:
5.000%, 12-31-26(G)	11,043	10,920
7.000%, 12-31-27(G)(I)	4,357	4,114
NCR Corp.:
5.750%, 9-1-27(G)	4,162	4,353
5.000%, 10-1-28(G)	11,115	11,465
5.125%, 4-15-29(G)	40,980	42,497
6.125%, 9-1-29(G)	5,323	5,711
5.250%, 10-1-30(G)	3,706	3,814
		87,440
Data Processing & Outsourced Services – 0.1%
MoneyGram International, Inc., 5.375%, 8-1-26(G)	3,696	3,756

Internet Services & Infrastructure – 0.3%
Consensus Cloud Solutions, Inc.:
6.000%, 10-15-26(G)	3,687	3,839
6.500%, 10-15-28(G)	8,850	9,261
		13,100
IT Consulting & Other Services – 0.1%
Sabre GLBL, Inc. (GTD by Sabre Holdings Corp.):
9.250%, 4-15-25(G)	3,740	4,230
7.375%, 9-1-25(G)	1,481	1,550
		5,780
Technology Hardware, Storage & Peripherals – 0.3%
Brightstar Escrow Corp., 9.750%, 10-15-25(G)	10,168	10,916

Total Information Technology - 3.1%		120,992
Materials

Commodity Chemicals – 1.0%
LSF9 Atlantis Holdings LLC and Victra Finance Corp., 7.750%, 2-15-26(G)	18,454	18,681
NOVA Chemicals Corp.:
5.250%, 6-1-27(G)	10,218	10,893
4.250%, 5-15-29(G)	7,422	7,463
		37,037
Metal & Glass Containers – 0.3%
ARD Finance S.A. (6.500% Cash or 7.250% PIK), 6.500%, 6-30-27(G)(H)	11,358	11,711

Total Materials - 1.3%		48,748

Real Estate

Specialized REITs – 0.0%
Uniti Group L.P., Uniti Group Finance 2019, Inc. and CSL Capital LLC (GTD by Uniti Group, Inc.), 4.750%, 4-15-28(G)(I)	1,859	1,846

Total Real Estate - 0.0%		1,846
Utilities

Electric Utilities – 0.8%
Vistra Corp.:
8.000%, 4-15-70(G)	8,905	9,432
7.000%, 6-15-70(G)	20,450	20,749
		30,181
Total Utilities - 0.8%		30,181

TOTAL CORPORATE DEBT SECURITIES – 65.5%		$2,485,859
(Cost: $2,446,859)

MUNICIPAL BONDS
Puerto Rico – 0.4%
Cmnwlth of PR, GO Bonds of 2014, Ser A, 8.000%, 7-1-35 (J)	16,245	14,458

TOTAL MUNICIPAL BONDS – 0.4%		$14,458
(Cost: $14,539)

MUNICIPAL BONDS - TAXABLE
Puerto Rico – 0.5%
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A, 7.500%, 8-20-40	19,500	18,623

TOTAL MUNICIPAL BONDS - TAXABLE – 0.5%		$18,623
(Cost: $18,465)

LOANS(N)
Communication Services

Advertising – 0.7%
Advantage Sales & Marketing, Inc. (1-Month U.S. LIBOR plus 450 bps), 5.250%, 10-28-27	25,587	25,648

Broadcasting – 0.9%
Clear Channel Outdoor Holdings, Inc. (ICE LIBOR plus 350 bps), 3.629%, 8-21-26	35,692	35,244

Cable & Satellite – 0.5%
DIRECTV Financing LLC (1-Month ICE LIBOR plus 500 bps), 5.750%, 7-22-27	20,228	20,278

Integrated Telecommunication Services – 1.9%
West Corp. (3-Month ICE LIBOR plus 400 bps), 5.000%, 10-10-24	67,912	64,662
Windstream Services LLC (ICE LIBOR plus 625 bps), 7.250%, 9-21-27	6,760	6,793
		71,455

Wireless Telecommunication Service – 0.4%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps), 3.500%, 5-27-24	15,113	14,730

Total Communication Services - 4.4%		167,355
Consumer Discretionary

Apparel Retail – 0.6%
Torrid LLC (1-Month ICE LIBOR plus 550 bps), 6.250%, 6-14-28(E)	23,192	23,395

Casinos & Gaming – 0.2%
New Cotai LLC (14.000% Cash or 14.000% PIK), 14.000%, 9-10-25(B)(D)(H)	6,349	6,182

Internet & Direct Marketing Retail – 0.2%
CNT Holdings I Corp. (ICE LIBOR plus 675 bps), 7.500%, 11-6-28	9,822	9,908

Leisure Facilities – 0.7%
United PF Holdings LLC (ICE LIBOR plus 400 bps), 4.224%, 12-30-26	24,032	23,206
United PF Holdings LLC (ICE LIBOR plus 850 bps), 9.500%, 11-12-26(E)	5,065	5,078
		28,284
Specialized Consumer Services – 0.2%
Pre-Paid Legal Services, Inc., 0.000%, 12-7-29(E)(K)	9,410	9,399

Specialty Stores – 2.4%
Jo-Ann Stores, Inc. (1-Month ICE LIBOR plus 475 bps), 5.500%, 6-30-28	28,829	28,586
PetSmart, Inc. (ICE LIBOR plus 375 bps), 4.500%, 2-11-28	34,915	35,032
Staples, Inc. (ICE LIBOR plus 500 bps), 5.132%, 4-12-26	26,223	25,394
		89,012

Total Consumer Discretionary - 4.3%		166,180
Energy

Coal & Consumable Fuels – 0.2%
Foresight Energy LLC (ICE LIBOR plus 800 bps), 9.500%, 6-29-27(B)(D)	7,707	7,707

Oil & Gas Exploration & Production – 0.2%
Ascent Resources Utica Holdings LLC, 0.000%, 11-1-25(K)	2,213	2,397
Ascent Resources Utica Holdings LLC (1-Month ICE LIBOR plus 900 bps), 10.000%, 11-1-25	3,437	3,723
		6,120

Oil & Gas Storage & Transportation – 0.7%
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps), 5.180%, 3-1-26	31,673	24,863

Total Energy - 1.1%		38,690

Financials

Asset Management & Custody Banks – 0.8%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps), 6.854%, 7-20-26	30,014	30,179

Insurance Brokers – 0.9%
Navacord Corp. (1-Month Canadian Bankers Acceptances plus 425 bps), 5.000%, 3-16-28(E)	CAD5,473	4,359
Navacord Corp. (1-Month CDOR plus 425 bps), 5.000%, 3-16-28(E)	24,030	19,140
Navacord Corp. (1-Month CDOR plus 750 bps), 8.000%, 3-16-29(E)	12,183	9,631
		33,130
Property & Casualty Insurance – 1.0%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps), 4.604%, 2-28-25	$36,477	36,431

Specialized Finance – 0.9%
Gulf Finance LLC (1-Month U.S. LIBOR plus 675 bps), 7.750%, 8-25-26	26,140	24,467
Lealand Finance Co. B.V., 0.000%, 6-30-24(E)(K)	123	73
Lealand Finance Co. B.V. (ICE LIBOR plus 300 bps), 3.090%, 6-30-24(E)	441	263
Sunset Debt Merger Sub, Inc., 0.000%, 9-17-28(K)	7,375	7,320
		32,123
Total Financials - 3.6%		131,863
Health Care

Health Care Facilities – 0.2%
Surgery Center Holdings, Inc. (1-Month ICE LIBOR plus 375 bps), 4.500%, 8-31-26	5,451	5,456

Health Care Services – 1.4%
Heartland Dental LLC (ICE LIBOR plus 375 bps), 3.604%, 4-30-25	4,517	4,478
U.S. Renal Care, Inc. (3-Month ICE LIBOR plus 500 bps), 5.030%, 7-26-26	50,305	49,054
		53,532
Total Health Care - 1.6%		58,988
Industrials

Building Products – 0.6%
CP Atlas Buyer, Inc. (ICE LIBOR plus 375 bps), 4.250%, 11-23-27	21,636	21,563

Construction & Engineering – 0.2%
WaterBridge Midstream Operating LLC (3-Month ICE LIBOR plus 575 bps), 6.750%, 6-21-26	9,431	9,219

Industrial Conglomerates – 1.9%
PAE Holding Corp. (ICE LIBOR plus 450 bps), 5.250%, 10-19-27	73,435	73,626

Industrial Machinery – 1.5%
Form Technologies LLC (ICE LIBOR plus 475 bps), 5.750%, 7-22-25(E)	55,728	55,797

Research & Consulting Services – 0.2%
Ankura Consulting Group LLC (ICE LIBOR plus 450 bps), 5.250%, 3-17-28(E)	7,385	7,422

Total Industrials - 4.4%		167,627
Information Technology

Application Software – 1.2%
Applied Systems, Inc. (ICE LIBOR plus 550 bps), 6.250%, 9-19-25	19,434	19,648
UKG, Inc., 0.000%, 5-3-27(K)	24,051	24,201
		43,849
Communications Equipment – 1.3%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps), 4.603%, 11-30-25	34,355	33,299
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps), 8.853%, 11-30-26	16,995	15,543
		48,842
Data Processing & Outsourced Services – 0.9%
CommerceHub, Inc. (1-Month ICE LIBOR plus 475 bps), 7.750%, 12-29-28(E)	15,289	14,983
CommerceHub, Inc. (ICE LIBOR plus 400 bps), 4.750%, 12-29-27	14,279	14,154
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 325 bps), 4.000%, 5-1-24	4,057	4,020
		33,157
IT Consulting & Other Services – 1.0%
Gainwell Acquisition Corp. (ICE LIBOR plus 400 bps), 4.750%, 10-1-27	37,600	37,752

Total Information Technology - 4.4%		163,600
Materials

Specialty Chemicals – 0.1%
NIC Acquisition Corp. (1-Month ICE LIBOR plus 775 bps), 8.500%, 12-29-28	2,354	2,325

Total Materials - 0.1%		2,325

TOTAL LOANS – 23.9%		$896,628
(Cost: $894,656)

SHORT-TERM SECURITIES	Shares
Money Market Funds(M) - 3.4%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(L)	122,746	122,746

State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	4,970	4,970
		127,716

TOTAL SHORT-TERM SECURITIES – 3.4%		$127,716
(Cost: $127,716)

TOTAL INVESTMENT SECURITIES – 100.5%		$3,801,919
(Cost: $3,997,367)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5)%		(18,996)

NET ASSETS – 100.0%		$3,782,923

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted securities. At December 31, 2021, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value
ASG Warrant Corp.	5-31-18	20	$1,206	$	–*
BIS Industries Ltd.	12-22-17	19,683	1,852		–*
Foresight Energy L.P.	6-30-20	1,117	21,918		25,801
Larchmont Resources LLC	12-8-16	18	1,272		1,679
Maritime Finance Co. Ltd.	9-19-13	1,750	25,496		4,667
New Cotai Participation Corp., Class B	9-29-20	20,316	194,452		25,985
Sabine Oil & Gas Corp.	12-7-16	5	232		10
Studio City International Holdings Ltd. ADR	8-5-20	934	14,538		4,980
True Religion Apparel, Inc.	1-22-21	–*	17,881		9,569
Targa Resources Corp., 9.500%	10-24-17	47	52,454		50,662
True Religion Apparel, Inc.	1-22-21	–*	6,749		2,050

		Principal
Foresight Energy LLC (ICE LIBOR plus 800 bps)	6-29-20	$7,707	7,707		7,707
New Cotai LLC (14.000% Cash or 14.000% PIK)	9-10-20 to 3-16-21	6,349	6,349		6,182
			$352,106		$139,292

The total value of these securities represented 3.7% of net assets at December 31, 2021.

(C)	Listed on an exchange outside the United States.

(D)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(E)	Securities whose value was determined using significant unobservable inputs.

(F)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(G)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021 the total value of these securities amounted to $2,212,684 or 58.5% of net assets.

(H)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(I)	All or a portion of securities with an aggregate value of $134,274 are on loan.

(J)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(K)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(L)	Investment made with cash collateral received from securities on loan.

(M)	Rate shown is the annualized 7-day yield at December 31, 2021.

(N)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

Unfunded Loan Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Portfolio to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at December 31, 2021:

Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation
Navacord Corp. 0.000%, 3-16-29(E)(K)	$1,225	$1,225	$969	$6

The following forward foreign currency contracts were outstanding at December 31, 2021:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Canadian Dollar	42,640	U.S. Dollar	33,062	2-18-22	JPMorgan Securities LLC	$—	$645

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$42,957	$—	$—
Consumer Discretionary	79,589	—	35,554
Consumer Staples	—	—	—	*
Energy	—	15,177	27,480
Financials	—	—	4,668
Industrials	—	—	—	*
Total Common Stocks	$122,546	$15,177	$67,702
Preferred Stocks	—	52,711	—
Warrants	499	—	—
Corporate Debt Securities	—	2,485,859	—	*
Municipal Bonds	—	33,081	—
Loans	—	747,088	149,540
Short-Term Securities	127,716	—	—
Total	$250,761	$3,333,916	$217,242

Liabilities
Forward Foreign Currency Contracts	$—	$645	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities	Loans
Beginning Balance 4-1-21	$113,060	$-*	$65,466
Net realized gain (loss)	(22,291)	(14,638)	(4,039)

Net change in unrealized appreciation (depreciation)	(7,400)	14,638	3,893
Purchases	-	-	65,395
Sales	(4,917)	-	(9,992)
Amortization/Accretion of premium/discount	-	-	226
Transfers into Level 3 during the period	-	-*	38,511
Transfers out of Level 3 during the period	(10,750)	-	(9,920)
Ending Balance 12-31-21	$67,702	$-*	$149,540
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-21	$(29,691)	$14,638	$(99)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-21	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets

Common Stocks	$25,985	Market approach	Financials	N/A

			Premium	20.00%

	25,801	Market approach	Illiquidity discount	30.00%

	9,569	Market approach	Revenue multiple	0.64x

			Adjusted EBITDA multiple	4.43x

	4,668	Market approach	Adjusted book value multiple	1.00x

	1,679	Market approach	Pending transaction	N/A

Loans	149,540	Third-party vendor pricing service	Broker quotes	N/A

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,997,367

Gross unrealized appreciation	103,932

Gross unrealized depreciation	(299,380)

Net unrealized depreciation	$(195,448)